February 1, 2008


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Balanced Capital Fund, Inc.
Post-Effective Amendment No. 51 to the
Registration Statement on Form N-1A (Securities
Act File No. 2-49007, Investment Company Act
File No. 811-2405

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended (the "1933 Act"),
BlackRock Balanced Capital Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 51 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 51
to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on January 29, 2008

Very truly yours,

BlackRock Balanced Capital Fund


Denis R. Molleur
Managing Director
Legal & Compliance